Property, Plant And Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases

2012	$7,592
2013	5,939
2014	5,689
2015	3,065
2016 and thereafter	4,888

Total	$27,173